Goodwill (Tables)	12 Months Ended
Dec. 31, 2023
Goodwill [Abstract]
Schedule of Carrying Amount of Goodwill	The changes in the carrying amount of goodwill for the years ended December 31, 2023 and 2022 are as follows:
	December 31,
	2023	2022

Balance at the beginning of the year	$252,232	$261,141

Acquisitions	3,153	2,123
Functional currency translation adjustments	925	(11,032)

Balance at year end	$256,310	$252,232